PROPERTY, PLANT AND EQUIPMENT, Right-of-use Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	$ 13,824,116	$ 21,486,639
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(7,662,523)	(7,662,523)	$ (6,872,590)
Other Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	3,042,284	4,867,655
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(1,825,371)	(1,825,371)	(1,825,371)
Compressor Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	7,553,175	12,085,080
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(4,531,905)	(4,531,905)	(4,531,905)
Other Technical Installations [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	858,857	1,374,171
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(515,314)	(515,314)	(515,314)
Buildings [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	2,369,800	3,159,733
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	$ (789,933)	$ (789,933)	$ 0